Ordinary Shares (Narrative) (Details) ¥ in Thousands, $ in Thousands							1 Months Ended	12 Months Ended
	Nov. 20, 2015 CNY (¥) shares	Nov. 20, 2015 USD ($) shares	May 08, 2015 CNY (¥) shares	May 08, 2015 USD ($) shares	Dec. 15, 2014 CNY (¥) shares	Dec. 15, 2014 USD ($) shares	May 31, 2015 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) shares	May 09, 2014 shares
Class of Stock [Line Items]
Ordinary shares, shares issued | shares								379,470,757	379,470,757	286,970,892
Proceeds from the private placement, net of issuance cost								¥ 3,275,835	$ 471,818	¥ 2,430,223	¥ 905,590
Issuance costs								¥ 3,414
Business Cooperation Agreement [Member]
Class of Stock [Line Items]
Fair value of acquired intangible assets			¥ 660,215
Class A ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued | shares								362,097,257	362,097,257	269,597,392
Initial public offering [Member]
Class of Stock [Line Items]
Issuance costs											22,732
Total consideration amount											632,472
Initial public offering [Member] | Additional paid-in capital [Member]
Class of Stock [Line Items]
Total consideration amount											632,449
Initial public offering [Member] | DCM Hybrid RMB Fund, L.P. [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued | shares													5,000,000
Initial public offering [Member] | Qihoo 360 Technology Co. Ltd. [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued | shares													1,666,666
Initial public offering [Member] | Ctrip [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued | shares													5,000,000
Private Placement [Member]
Class of Stock [Line Items]
Issuance costs										¥ 1,078	14,279
Total consideration amount								¥ 3,275,835		3,104,514	891,513
Private Placement [Member] | Additional paid-in capital [Member]
Class of Stock [Line Items]
Total consideration amount								¥ 3,275,775		¥ 3,104,457	¥ 891,491
Private Placement [Member] | Business Cooperation Agreement [Member] | Additional paid-in capital [Member]
Class of Stock [Line Items]
Total consideration amount			¥ 3,104,457
Private Placement [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Issuance of ordinary shares,net of issuance costs (in shares) | shares	90,909,091	90,909,091	93,750,000	93,750,000	36,812,868	36,812,868
Proceeds from the private placement, net of issuance cost	¥ 3,279,000	$ 500,000	¥ 2,445,000	$ 400,000	¥ 905,792	$ 148
Issuance costs			¥ 1,078		¥ 14,279
Private Placement [Member] | Ctrip [Member] | Class A ordinary shares [Member]
Class of Stock [Line Items]
Issuance of ordinary shares,net of issuance costs (in shares) | shares							3,750,000				3,731,034	3,731,034
Proceeds from the private placement, net of issuance cost | $							$ 20,000					$ 15,000